Warrant Liability - Quantitative Information (Details) - GRAF INDUSTRIAL CORP. - $ / shares		1 Months Ended		12 Months Ended
	Oct. 18, 2018	Jan. 18, 2020	Oct. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Oct. 25, 2018
Stock price				$ 12.00		$ 12.00	$ 10.00
Warrant
Exercise price				11.50	$ 11.50
Stock price				$ 10.19	$ 9.60
Volatility				60.00%	60.00%
Probability of completing a Business Combination				87.00%	86.00%
Expected life of the options to convert				4 years 11 months 19 days	5 years 11 months 19 days
Risk-free rate				1.69%	2.55%
Dividend yield				0.00%	0.00%
Discount for lack of marketability				10.00%	15.00%
Level 3 | Warrant
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock price	$ 10.00	$ 10.11	$ 10.00	$ 10.19
Volatility	50.00%	60.00%		60.00%
Probability of completing a Business Combination	87.80%	87.00%	87.80%	87.00%
Expected life of the options to convert	6 years 2 months 1 day	4 years 11 months 1 day		4 years 11 months 19 days
Risk-free rate		1.63%	3.11%	1.69%
Dividend yield		0.00%	0.00%	0.00%
Discount for lack of marketability		10.00%	15.00%	10.00%